MARKETABLE SECURITIES (Narrative) (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Financial assets, at fair value	$ 1,030,880	$ 410,080
NorthIsle Copper and Gold Inc. [Member]
Disclosure of transactions between related parties [line items]
Number of equity instruments held	2,500,000
Financial assets, at fair value	$ 1,025,000	400,000
Granite Creek Copper Ltd. [Member]
Disclosure of transactions between related parties [line items]
Number of equity instruments held	168,000
Financial assets, at fair value	$ 5,880	$ 10,080